Segment Information	9 Months Ended	12 Months Ended
	May 31, 2025	Aug. 31, 2024
Segment Information
Segment Information

14. Segment Information

The Company’s operations involve the development and usage, including licensing, of DehydraTECH. Lexaria is centrally managed and its chief operating decision makers, the President and the CEO, use the consolidated and other financial information, supplemented by revenue information by category of business-to-business product production and technology licensing to make operational decisions and to assess the performance of the Company. The Company has identified four reportable segments: Intellectual Property, B2B Production, Research and Development and Corporate. Licensing revenues are significantly concentrated on two licensees.

Nine months Ended May 31, 2025	IP Licensing	B2B Product	R&D	Corporate	Consolidated Total
Revenue	$522,000	$9,923	$-	$-	$531,923
Cost of goods sold	-	(2,720)	-	-	(2,720)
Operating expenses	(10,924)	(10,116)	(6,356,636)	(3,343,667)	(9,721,343)
Other Income (Expense)	-	-	-	(22,066)	(22,066)
Segment Income (Loss)	$511,076	$(2,913)	$(6,356,636)	$(3,365,733)	$(9,214,206)

Total assets	$165,649	$56,656	$513,646	$6,005,415	$6,741,366

Nine Months Ended May 31, 2024	IP Licensing	B2B Product	R&D	Corporate	Consolidated Total
Revenue	$373,990	$5,388	$900	$-	$380,278
Cost of goods sold	-	(4,822)	-	-	(4,822)
Operating expenses	(130)	(288)	(1,393,359)	(2,531,745)	(3,925,522)
Other Income (Expense)	-	-	-	(72,017)	(72,017)
Segment Income (Loss)	$373,860	$278	$(1,392,459)	$(2,603,762)	$(3,622,083)

Total assets	$124,968	$63,573	$475,194	$9,354,702	$10,018,437
15. Segment Information

The Company’s operations involve the development and usage, including licensing, of DehydraTECH. Lexaria is centrally managed and its chief operating decision makers, being the President and the CEO, use the consolidated and other financial information supplemented by revenue information by category of business-to-business product production and technology licensing to make operational decisions and to assess the performance of the Company. The Company has identified four reportable segments: Intellectual Property Licensing, B2B Production, Research and Development and Corporate. Licensing revenues are concentrated on three licensees.

	IP	B2B			Consolidated
Year Ended August 31, 2024	Licensing	Product	R&D	Corporate	Total
Revenue	$457,990	$5,388	$900	$-	$464,278
Cost of goods sold		(4,822)			(4,822)
Operating expenses	(340)	(1,124)	(2,360,565)	(3,850,557)	(6,212,586)
Other income/(expense)				(55,524)	(55,524)
Segment loss	$457,650	$(558)	$(2,359,665)	$(3,906,081)	$(5,808,654)

Total assets	$164,152	$63,131	$497,603	$8,142,903	$8,867,789

	IP	B2B			Consolidated
Year Ended August 31, 2023	Licensing	Product	R&D	Corporate	Total
Revenue	$146,800	$44,167	$35,241	$-	$226,208
Cost of goods sold	-	(31,500)	-	-	$(31,500)
Operating expenses	(70,677)	(282,709)	(3,666,721)	(2,708,623)	$(6,728,730)
Other income/(expense)		-	-	(178,503)	$(178,503)
Segment loss	$76,123	$(270,042)	$(3,631,480)	$(2,887,126)	$(6,712,525)

Total assets	$103,336	$65,573	$187,532	$2,729,545	$3,083,986